16 COMMITMENT: Schedule of Future remaining minimum lease payments (Details)	Dec. 31, 2017 USD ($)
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 135,289
Operating Leases, Future Minimum Payments, Due in Two Years	24,865
Operating Leases, Future Minimum Payments Due	$ 160,153